Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Assets allocated [Abstract]
Contracted concessional assets	$ 8,103,340	$ 8,549,181
Investments carried under the equity method	140,585	53,419
Current financial investments	262,398	240,834
Cash and cash equivalents (project companies)	641,728	631,542	$ 744,636	$ 669,387
Total assets	9,737,148	9,919,031
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,931,347	5,091,114
Grants and other liabilities	1,640,204	1,658,126
Long-term and short-term corporate debt	686,409	684,073
Total liabilities	8,040,103	8,162,919
Equity	1,697,045	1,756,112	$ 1,893,231	$ 1,884,967
Total liabilities and equity	9,737,148	9,919,031
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,332,194	3,453,652
Investments carried under the equity method	93,054	0
Current financial investments	157,972	147,213
Cash and cash equivalents (project companies)	210,487	195,678
Total assets	3,793,707	3,796,543
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,722,879	1,725,961
Grants and other liabilities	1,503,410	1,527,724
Total liabilities	3,226,289	3,253,685
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,179,488	1,210,624
Investments carried under the equity method	0	0
Current financial investments	73,054	61,959
Cash and cash equivalents (project companies)	47,431	41,316
Total assets	1,299,973	1,313,899
Liabilities allocated [Abstract]
Long-term and short-term project debt	893,497	900,801
Grants and other liabilities	7,404	7,550
Total liabilities	900,901	908,351
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,591,658	3,884,905
Investments carried under the equity method	47,531	53,419
Current financial investments	28,308	30,080
Cash and cash equivalents (project companies)	310,444	287,456
Total assets	3,977,941	4,255,860
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,314,971	2,464,352
Grants and other liabilities	129,390	122,852
Total liabilities	2,444,361	2,587,204
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,103,340	8,549,181
Investments carried under the equity method	140,585	53,419
Current financial investments	259,334	239,252
Cash and cash equivalents (project companies)	568,362	524,450
Total assets	9,071,621	9,366,302
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,931,347	5,091,114
Grants and other liabilities	1,640,204	1,658,126
Total liabilities	6,571,551	6,749,240
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	249,916	188,736
Other current assets (including cash and cash equivalents at holding company level)	415,611	363,993
Total assets	665,527	552,729
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	686,409	684,073
Other non-current liabilities	621,150	523,827
Other current liabilities	160,993	205,779
Total liabilities	1,468,552	1,413,679
Equity	1,697,045	1,756,112
Total liabilities and equity	$ 3,165,597	$ 3,169,791